Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Property and Equipment

Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the respective assets, which are as follows:

Estimated useful life
Lab equipment	5 years
Fixture and fittings	5 years
Office equipment and computers	3 years
Leasehold improvements	Shorter of useful life or remaining lease term

Property and equipment, net consisted of the following (in thousands):

	December 31,
	2023	2022
Lab equipment	$9,914	$8,707
Leasehold improvements	9,451	8,929
Office equipment and computers	1,636	1,577
Fixtures and fittings	1,085	1,040
	22,086	20,253
Less: Accumulated depreciation	(12,915)	(7,854)
	$9,171	$12,399